Stock Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock Based Compensation [Abstract]
Stock Based Compensation

Note 6 - Stock Based Compensation

Stock-based compensation cost is included in selling, general and administrative expense in the accompanying unaudited consolidated statements of operations and totaled $17,273 and $31,000, for the three months ended September 30, 2013 and 2012, respectively, and $27,273 and $31,000, for the nine months ended September 30, 2013 and 2012, respectively.

During the nine months ended September 30, 2013 and 2012, the Company granted stock-based awards with a total estimated grant date fair value of $11,522 and $9,020, respectively. At September 30, 2013, total unrecognized estimated compensation expense related to unvested stock-based awards granted prior to that date was approximately $77,000, which is expected to be recognized over a weighted-average period of 1.55 years. Stock-based awards granted during the nine months ended September 30, 2013 and 2012, were equal to 0.25% and 0.44%, respectively, of the outstanding shares of common stock at the end of the applicable period.

12. Stock Based Compensation

The Company provides stock-based compensation to employees, directors and consultants, under the Company's 2007 Stock Option Plan (the "Plan"). The number of shares reserved under the Plan as of December 31, 2012 is 539,209. The Company estimates the fair value of the share-based awards on the date of grant using the Black-Scholes option-pricing model. Using the Black-Scholes model, the value of the award that is ultimately expected to vest is recognized over the requisite service period in the statement of operations. Option forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company attributes compensation to expense using the straight-line single option method for all options granted.

The Company's determination of the estimated fair value of share-based payment awards on the date of grant is affected by the following variables and assumptions:

•	Estimated option term - based on historical experience with existing option holders; if no historical experience exists, the Company utilizes the simplified method of determining the option term by dividing the sum of the contractual term and vesting term by two;
•	Estimated dividend rates - based on historical and anticipated dividends over the estimated life of the option;
•	Risk-free interest rates - with maturities that approximate the expected life of the options granted;
•	Estimated stock price volatility - calculated over the expected life of the options granted, which is calculated based on the historical stock price volatility of publicly-traded companies that operate a similar industry to that of the Company,

The Company utilized assumptions in the estimation of the fair value of stock options granted for the year ended December 31, 2012 as follows: estimated option term of 2 to 6.5 years; estimated dividend rate of 0%; estimated risk-free interest rate of 1 to 2.5%; and estimated stock price volatility of 60%. Stock options granted prior to 2012 were determined to have a nominal value at the dates of grant.

The following is a summary of stock option activity:

	Shares	Exercise Price
Outstanding at
January 1, 2011	270,673	$0.91 - 1.01
Granted	106,947	$1.01
Exercised	-	-
Forfeited	(29,831)	$2.51
Outstanding at
December 31, 2011	347,789	$0.91 - 1.01
Granted	134,243	$0.91 - 1.01
Exercised	-	-
Forfeited	(6,762)	$1.81
Outstanding at
December 31, 2012	475,270	$0.91 - 1.01

Summarized information about stock options outstanding as of December 31, 2012 is as follows:

	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.91 - 1.01	475,270	2.16	$0.91	180,200	$0.91

A summary of status of the Company's non-vested stock options for the year ended December 31, 2012 is as follows:

	Nonvested Shares Under Option	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2012	211,259	$0.27
Granted	134,243	$0.51
Vested	(50,432)	$0.35
Forfeited	-	$-
Non-vested at December 31, 2012	295,070	$0.37

As of December 31, 2012, the intrinsic value of outstanding and exercisable stock options was zero.

In July 2012, the Company approved the modification of all then outstanding options to reduce the exercise price to $0.91 per option. The modification of the terms of these options resulted in incremental compensation expense of approximately $22,000, which has been recorded in 2012.

In 2012, the Company issued 134,243 stock options to employees to purchase shares of common stock at exercise prices of $0.91 - $1.01 per option. The options vest over a three year period.

The Company recorded compensation expense related to employee stock options of $18,000 for the year ended December 31, 2012. The total fair value of stock options that vested during the year ended December 31, 2012 was nominal. As of December 31, 2012, the Company had $93,000 of unrecognized compensation cost related to stock options that is to be recognized over a weighted average period of 2.45 years.